Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers	A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	Years Ended December 31,
	2021	2020	2019
Balance, Beginning of Period	$398,802	$431,516	$32,961
New Loans	—	—	417,590
Less Loan Payments	(16,414)	(32,714)	(19,035)
Balance, End of Period	$382,388	$398,802	$431,516